INCOME TAX AND DEFERRED TAX, Effective Income Tax Rate Reconciliation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate Reconciliation [abstract]
Pre-tax income	$ 16,829,329	$ 17,581,516	$ 8,765,549
Statutory income tax rate	30.00%	30.00%	35.00%
Pre-tax income at statutory income tax rate	$ (5,048,799)	$ (5,274,455)	$ (3,067,942)
Tax Effects Due to [Abstract]
Restatement by inflation	2,039,603	371,340	(287,676)
Tax revaluation benefit	0	6,447,872	0
Special revaluation tax	0	(1,612,164)	0
Adjustment affidavit previous year	136,641	(464)	0
Change in the tax rate	0	0	3,437,625
Tax inflation adjustment	(1,998,487)	0	0
Others	846,831	47,610	(357)
Income tax (expense) / gain	$ (4,024,211)	$ (20,261)	$ 81,650